Trade and other receivables	9 Months Ended
Sep. 30, 2024
Trade and other receivables
Trade and other receivables

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

13.Trade and other receivables

	September 30,	December 31,
	2024	2023
	$’000	$’000

Non‑current
Accrued income and lease incentive	80,572	71,904
Other tax receivables	4,754	7,116
Payment in advance for property, plant and equipment	41,872	61,874
Contingent consideration receivable(a)	—	6,411
	127,198	147,305
Current
Trade receivables	336,716	233,528
Less: impairment provisions	(14,373)	(21,205)
Net trade receivables(b)	322,343	212,323
Other receivables(c)	46,032	317,452
Prepaid land rent	1,052	1,016
Other prepaid expenses	18,320	29,979
Advance payments	14,242	33,364
Withholding tax receivables	986	1,362
VAT receivables	12,519	12,339
Contingent consideration receivable(a)	5,724	—
	421,218	607,835
(a)	Receivable on the I-Systems Soluções de Infraestrutura S.A. acquisition.
(b)	The fair value is equal to their carrying amount.
(c)	Included in other receivables are short-term fixed deposits which are not classified as cash and cash equivalents as it exceeds the three-month maturity period. Most of these deposits were withdrawn in the current period and reclassified to cash and cash equivalents.

Payments in advance for property, plant and equipment relate to the future supply of tower and tower equipment and fiber assets. All non-current receivables are due within twenty years from the end of the reporting period. All current trade and other receivables are due within the 12 months from the end of the reporting period. The Group does not secure any collateral for its trade receivables.